TRADING ACTIVITIES (Details Narrative) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2021
Monthly management fee charges description	1/12 of 1.75% (1.75% per annum, fee reduced to 1.75% from 2.00%, effective April 1, 2021) and 20% of Trading Profits
Management fee percentage per annum	2.00%
Trading profits percent included in computing ratios to average capital	20.00%